Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20. Related party transactions

In 2015 and 2016, the Group entered into a series of business cooperation with certain entities in which Mr. Robert W. Roche, a major shareholder, a director the executive chairman and CEO of Acorn International, owns substantial equity interests. The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group

Dreamstart (Hong Kong) Ltd., (“Dreamstart”)	Affiliate of CEO of the Group
IS Seafood	Affiliate of CEO of the Group
China Branding Group (“ CBG”)	Affiliate of the Group
JG Fashion Group LLC (“JG Fashion”)	Affiliate of CEO of the Group
Ryecor China Investment Limited (“Ryecor”)	Affiliate of CEO of the Group
Acorn Composite Corporation (“Acorn Composite”)	Affiliate of CEO of the Group
Lu&co Consultancy Co., Ltd (“Lu&co”)	Affiliate of VP of the Group
Dragon Law Limited (“Dragon Law”)	Affiliate of COO of the Group
URBN Hotels & Resorts (“URBN Hotels”)	Affiliate of CEO of the Group
Jia He Hotel	Affiliate of CEO of the Group
Cachet hotel group (“Cachet hotel group”)	Affiliate of CEO of the Group

Details of the transactions for the years ended December 31, 2014, 2015 and 2016 were as follows:

	For the years ended December 31,
	2014	2015	2016
Dreamstart	$1,187,922	$1,611,256	$454,845
CBG	$391,800	$208,330	$—
JG Fashion	$309,473	$207,461	$—
Lu&co	$—	$9,402	$10,675
Acorn Composite	$—	$—	$924,757
IS Seafood	$—	$—	$22,810
Dragon Law	$—	$2,026	$2,785
URBN Hotels	$—	$—	$2,820
Jia He Hotel	$—	$—	$2,513
Cachet hotel	$—	$—	$1,307

During 2014, 2015 and 2016, the Group paid $1.2 million, $1.6 million and $0.5 million respectively to Dreamstart for the use of the call center management system.

In 2014, the Group received advertising production, celebrity endorsement service from CBG and paid $0.4 million. In 2015, the Group paid $0.2 million as settlement of all previous dispute outstanding items, such as advertising production fee, loan receivable and lease receivable.

Lu&co, a company wholly owned by Ms. Jan Jie Lu, Business Operation Vice President of the Group, entered into a consultancy agreement with the Group on September 1, 2015 prior to Ms. Lu joining the Group. Under the agreement, the Group should pay Lu&co the consultancy fees of RMB15,000 per month for a term of 12 months. The agreement remains in effective after Ms. Lu became an employee of the Group. In 2015 and 2016, the Group paid $9,402 and $10,675 to Lu&co, respectively.

In 2014 and 2015, the Group purchased fashion accessories such as shoes and handbags for Internet sales from JG Fashion and paid $0.3 million and $0.2 million, respectively.

In 2016, the Group purchased seafood such as cod, lobster, halibut and scampi which is originated from Iceland for Internet sales from IS Food and paid $0.02 million.

In 2015 and 2016, the Group paid $2,026 and $2,785 respectively to Dragon Law for the law service obtained.

In 2016, the Group made $2,820 sales to UBRN hotels, $2,513 sales to Jia He hotel and $1,307 sales to Cachet Hotel respectively for the hotel uniforms.

Furthermore, the Group leased out vacant premises to CBG and provided administrative and human resources services to CBG in 2014. And the amount was then fully settled with CBG in 2015. Details of the transactions and balances for the years ended December 31, 2014, 2015 and 2016 were as follows:

	For the years ended December 31,
Other transactions with CBG	2014	2015	2016
Lease income	$97,635	$—	$—
Service income	$48,818	$—	$—

As of December 31, 2015 and 2016, the balance due from and due to related parties were as follows:

	December 31,
	2015	2016
Other receivables - CBG	$—	$—
Other receivables - Ryecor	$77,597	$—
Other payables - Mr. Robert W. Roche	$924,757	$—
Account payable - IS seafood	$—	$15,537
Other receivables - URBN Hotels	$—	$3,171

The amount due from CBG as of December 31, 2014 is mainly contributed from the lease income and service income during 2014. Besides, on July 4, 2013, the Group provided a related party loan of $21,850 bearing interest at a rate of 7% per annum to CBG. The loan and the other receivable balance related to lease and service income were all settled in 2015.

The Group’s CEO Mr. Roche has incurred certain costs amounting to $ 924,757 on behalf and for the benefit of the Group for the purpose of securing the commercial and business interests of the Group during 2015 when Mr. Roche and Mr. Don Dongjie Yang (Ex-CEO), as well as various other shareholders, have been involved in an ongoing dispute with each other for the control of the Group’s strategic direction and the Group’s board of directors. The nature of the costs included the payroll expense, travelling expenses. Upon the settlement of the dispute, the Group’s board of directors approved to reimburse these costs and the Group accrued the liability due to Mr. Roche and recorded the amount in general and administrative expense for the year ended of December 31, 2015. The Group has paid out the amount in full in 2016.

During 2015 and 2016, other cash payment to related parties regarding the convertible loan is as followed (refer to Note 9):

	For the years ended December 31,
Cash payment to the related party (see Note 9)	2015	2016
Acorn Composite	$1,870,547	$—
Ryecor	$1,154,386	$—

On May 27, 2015, to facilitate the settlement among shareholders, the Group entered into a Transitional Services and Separation Agreement ("TSSA") with Mr. Don Dongjie Yang (Ex-CEO) to acquire all of his ordinary shares in the Group (6,518,656 ordinary shares) held by his wholly-own company, D.Y. Capital, for $750,000. The Group cancelled the shares upon repurchase. This was recorded as a repurchase and cancellation of ordinary shares in 2015.